Summary of significant accounting policies (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Losses per common share:
Loss from continuing operations	$ (71,688,000)	$ (6,174,000)	$ (80,678,000)	$ (13,979,000)	$ (24,724,000)	$ (18,049,000)
Income from continuing operations	(1,490,000)	1,178,000	14,389,000	4,596,000	5,997,000	1,226,000
Net loss allocated to common shareholders	$ (73,178,000)	$ (4,996,000)	$ (66,289,000)	$ (9,383,000)	$ (18,727,000)	$ (16,823,000)
Weighted average shares outstanding					817,720	720,253
Loss from continuing operations per common share	$ (2.73)	$ (7.92)	$ (5.49)	$ (18.54)	$ (30.23)	$ (25.06)
Income from continuing operations per common share	(0.06)	1.51	0.98	6.10	7.33	1.70
Net loss per share of common stock - Basic and diluted	$ (2.79)	$ (6.41)	$ (4.51)	$ (12.44)	$ (22.90)	$ (23.36)